Other Current Assets and Accrued Income	12 Months Ended
Dec. 31, 2022
Current prepayments and current accrued income including current contract assets [abstract]
Other Current Assets and Accrued Income
10.	OTHER CURRENT ASSETS AND ACCRUED INCOME
Other current assets:

	As of December 31,
in CHF thousands	2022	2021
Prepaid and other CMC, research and clinical expenses	1,586	674
Prepaid expenses	1,207	119
VAT	165	150
Other receivables	1	1

Total	2,959	944

As of December 31, 2022, capitalized transaction costs of CHF 570 thousand regarding the BCA agreement have been recorded under Prepaid expenses as explained under Note 2

(E). The increase in the Prepaid and other technical development (CMC), research and clinical expenses balance relates to our contract with Sandoz. Refer to Note 18.
Accrued income:

in CHF thousands	Accrued income
	2022	2021
Balance as of January 1,	760	993

Accrued income recognized during the year	912	960
Payments received during the year	(726)	(1,198)
FX revaluation	(34)	4

Balance as of December 31,	912	760

Iceland offers incentives for research and development in the form of tax credits for innovation companies as outlined in Act No 152/2009. The aid is granted as a reimbursement of companies´ paid income tax or paid out in cash when the tax credit is higher than the calculated income tax. The tax credit is subject to companies having a research project approved as eligible for tax credit by the Icelandic Centre for Research (Rannís). These grants are claimed together with annual tax filings in ISK and reimbursed in the fourth quarter of the following year, which implies a revaluation based on ISK/CHF closing rate at each reporting date.
On May 11, 2020, the Icelandic Parliament passed a legislation changing certain provisions of Act No 152/2009 on tax credits for innovation companies. The changes involve temporary provisions which may affect Oculis potential grant income for costs incurred in 2020 and 2021. The changes involve (i) the increase of possible tax credit for SMEs from 20% to 35%; (ii) an increase in the overall cap on eligible costs from ISK 900 million to ISK 1,100 million; and (iii) the introduction of a new annual cap on outsourced expenses at ISK 200 million, which was previously only subject to the overall cap on eligible expenses.